Summary of Significant Accounting Policies (Details) - Schedule of major customers	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Customer D [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%
Customer E [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.00%
Customer H [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%
Customer I [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Customer J [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Customer K [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Customer L [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Net Sales [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Net Sales [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Net Sales [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.00%	33.00%
Net Sales [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Net Sales [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Net Sales [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Net Sales [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%